                               Separate Account Ten

                                        of

                         Integrity Life Insurance Company

                                  Annual Report

                                December 31, 1998




                                     Contents

President's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . .2
Financial Statements, Financial Highlights, and Schedule of Investments:
     Select Ten Plus Division-June . . . . . . . . . . . . . . . . . . . . . .3
     Select Ten Plus Division-September. . . . . . . . . . . . . . . . . . . .6
     Select Ten Plus Division-December . . . . . . . . . . . . . . . . . . . .9
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . 12










THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

January 22, 1999



Dear Unit Holders:

Enclosed is the Separate Account Ten annual report for the fiscal period ended December 31, 1998. The report includes details on the investment holdings in the June, September, and December Divisions of Separate Account Ten as of December 31, 1998, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy." Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,



Edward J. Haines
President, Separate Account Ten of Integrity Life Insurance Company

                           Report of Independent Auditors

The Unit Holders and Board of Directors
Separate Account Ten of Integrity Life
     Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account Ten of Integrity Life Insurance Company (the Separate Account) (comprised of Select Ten Plus Division-June, Select Ten Plus Division-September and Select Ten Plus Division-December), including the schedules of investments, as of December 31, 1998, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the divisions of the Separate Account at December 31, 1998, and the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Kansas City, Missouri
January 29, 1999

                           Select Ten Plus Division - June

                         Statement of Assets and Liabilities


                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
ASSETS
  Investments in securities, at value (cost $1,977,918)--See accompanying schedule        $    2,056,681
  Cash                                                                                            12,864
  Dividends, interest and other receivables                                                        8,776
                                                                                          -----------------
TOTAL ASSETS                                                                                   2,078,321

LIABILITIES
  Accrued expenses                                                                                22,641
  Payable for investment securities purchased                                                     12,660
                                                                                          -----------------
TOTAL LIABILITIES                                                                                 35,301
                                                                                          -----------------

NET ASSETS                                                                                $    2,043,020
                                                                                          -----------------
                                                                                          -----------------

UNIT VALUE, offering and redemption price per unit                                        $        10.43
                                                                                          -----------------
                                                                                          -----------------
Units outstanding                                                                                195,841
                                                                                          -----------------
                                                                                          -----------------

                            Statement of Operations
                                                                                            JUNE 30, 1998
                                                                                          (COMMENCEMENT OF
                                                                                              OPERATIONS)
                                                                                                THROUGH
                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
INVESTMENT INCOME - DIVIDENDS                                                             $       26,883

EXPENSES
  Mortality and expense risk and administrative charges                                           13,473
  Investment advisory and management fees                                                          4,990
  Custody and accounting fees                                                                     10,377
  Professional fees                                                                                3,524
  Directors' fees and expenses                                                                     3,150
  Printing and filing fees                                                                         3,312
  Other expenses                                                                                   3,069
                                                                                          -----------------
    Total expenses before reimbursement                                                           41,895
    Less: expense reimbursement                                                                  (19,956)
                                                                                          -----------------
    Net expenses                                                                                  21,939
                                                                                          -----------------
Net investment income                                                                              4,944

Realized and Unrealized Gain on Investments
Net realized gain on investment securities                                                           925
Unrealized appreciation on investment securities                                                  78,763
                                                                                          -----------------
Net gain on investments                                                                           79,688
                                                                                          -----------------

Net increase in net assets resulting from operations                                      $       84,632
                                                                                          -----------------
                                                                                          -----------------

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - June

                        Statement of Changes in Net Assets

                                                                                            JUNE 30, 1998
                                                                                          (COMMENCEMENT OF
                                                                                              OPERATIONS)
                                                                                                THROUGH
                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                   $        4,944
  Net realized gain on investments                                                                   925
  Change in net unrealized appreciation                                                           78,763
                                                                                          -----------------
    Net increase in net assets resulting from operations                                          84,632

Contract related transactions:
  Contributions from contract holders (196,589 units)                                          1,965,893
  Cost of units redeemed (748 units)                                                              (7,505)
                                                                                          -----------------
    Net increase in net assets resulting from unit transactions                                1,958,388

TOTAL INCREASE IN NET ASSETS                                                                   2,043,020

NET ASSETS
Beginning of period                                                                                    -
                                                                                          -----------------

End of period                                                                             $    2,043,020
                                                                                          -----------------
                                                                                          -----------------

SEE ACCOMPANYING NOTES.

                              Financial Highlights

                                                                                            JUNE 30,1998
                                                                                          (COMMENCEMENT OF
                                                                                              OPERATIONS)
                                                                                                THROUGH
                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                                         $        10.00
  Income from investment operations:
    Net investment income                                                                           0.03
    Net realized and unrealized gain on investments                                                 0.40
                                                                                          -----------------
    Total from investment operations                                                                0.43
                                                                                          -----------------
  Unit value, end of period                                                               $        10.43
                                                                                          -----------------
                                                                                          -----------------

TOTAL RETURN                                                                                        4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                  $        2,043
Ratio of net investment income to average net assets                                                0.50%
Ratio of expenses to average net assets                                                             2.20%
Ratio of net investment income to average net assets before voluntary
  expense reimbursement                                                                            (1.50%)
Ratio of expenses to average net assets before voluntary expense reimbursement                      4.20%
Portfolio turnover rate                                                                             0.86%

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                         Select Ten Plus Division - June

                             Schedule of Investments

                                December 31, 1998

                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------         -----
COMMON STOCKS (100%)

BASIC MATERIALS (10.6%)
International Paper Company                            4,864       $   217,968

CAPITAL GOODS (18.0%)
Caterpillar, Inc.                                      4,207           193,522
Minnesota Mining & Manufacturing                       2,478           176,248
                                                                   -----------
                                                                       369,770

COMMUNICATION SERVICES (13.0%)
AT&T Corporation                                       3,546           266,836

CONSUMER CYCLICAL (20.5%)
Eastman Kodak Company                                  2,851           205,272
General Motors Corporation                             3,025           216,477
                                                                   -----------
                                                                       421,749

CONSUMER STAPLE (13.3 %)
Philip Morris Company, Inc.                            5,123           274,080

ENERGY (20.4 %)
Chevron Corporation                                    2,471           204,939
Exxon Corporation                                      2,937           214,768
                                                                   -----------
                                                                       419,707

FINANCIAL (4.2%)
J.P. Morgan Company, Inc.                                824            86,571
                                                                   -----------
TOTAL COMMON STOCKS (Cost $1,977,918)                                2,056,681
                                                                   -----------
TOTAL INVESTMENTS (100.0%)                                         $ 2,056,681
                                                                   -----------
                                                                   -----------

OTHER INFORMATION:
Purchases and sales of securities, excluding short-term securities, for the period ended December 31, 1998 aggregated $1,993,850 and $16,857, respectively. At December 31, 1998, net unrealized appreciation for tax purposes aggregated $78,763 of which $152,941 related to appreciated investment securities and $74,178 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - September

                         Statement of Assets and Liabilities

                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
ASSETS
  Investments in securities, at value (cost $10,746,149)--See accompanying schedule       $   11,014,215
  Dividends, interest and other receivables                                                       30,869
  Cash                                                                                             2,306
                                                                                          -----------------
TOTAL ASSETS                                                                                  11,047,390

LIABILITIES
  Accrued expenses                                                                                32,854
  Payable for investment securities purchased                                                      2,150
                                                                                          -----------------
TOTAL LIABILITIES                                                                                 35,004
                                                                                          -----------------

NET ASSETS                                                                                $   11,012,386
                                                                                          -----------------
                                                                                          -----------------

UNIT VALUE, offering and redemption price per unit                                        $        10.26
                                                                                          -----------------
                                                                                          -----------------

Units outstanding                                                                              1,072,954
                                                                                          -----------------
                                                                                          -----------------

                              Statement of Operations

                                                                                          SEPTEMBER 30, 1998
                                                                                           (COMMENCEMENT OF
                                                                                              OPERATIONS)
                                                                                                THROUGH
                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
INVESTMENT INCOME - DIVIDENDS                                                             $       78,307

EXPENSES
  Mortality and expense risk and administrative charges                                           38,162
  Investment advisory and management fees                                                         14,134
  Custody and accounting fees                                                                      5,127
  Professional fees                                                                                3,504
  Directors' fees and expenses                                                                     3,133
  Printing and filing fees                                                                         3,294
  Other expenses                                                                                   3,052
                                                                                          -----------------
    Total expenses before reimbursement                                                           70,406
    Less: expense reimbursement                                                                   (8,263)
                                                                                          -----------------
    Net expenses                                                                                  62,143
                                                                                          -----------------
Net investment income                                                                             16,164

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment securities                                                       2,620
  Unrealized appreciation on investment securities                                               268,066
                                                                                          -----------------
Net gain on investments                                                                          270,686
                                                                                          -----------------

Net increase in net assets resulting from operations                                      $      286,850
                                                                                          -----------------
                                                                                          -----------------

SEE ACCOMPANYING NOTES.

                       Select Ten Plus Division - September

                        Statement of Changes in Net Assets

                                                                                          SEPTEMBER 30, 1998
                                                                                           (COMMENCEMENT OF
                                                                                              OPERATIONS)
                                                                                                THROUGH
                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                   $       16,164
  Net realized gain on investments                                                                 2,620
  Change in net unrealized appreciation                                                          268,066
                                                                                          -----------------
    Net increase in net assets resulting from operations                                         286,850

Contract related transactions:
  Contributions from contract holders (1,084,432 units)                                       10,841,972
  Cost of units redeemed  (11,478 units)                                                        (116,436)
                                                                                          -----------------
    Net increase in net assets resulting from unit transactions                               10,725,536
                                                                                          -----------------

TOTAL INCREASE IN NET ASSETS                                                                  11,012,386

NET ASSETS
Beginning of period                                                                                    -
                                                                                          -----------------

End of period                                                                             $   11,012,386
                                                                                          -----------------
                                                                                          -----------------

SEE ACCOMPANYING NOTES.

                             Financial Highlights

                                                                                          SEPTEMBER 30, 1998
                                                                                           (COMMENCEMENT OF
                                                                                              OPERATIONS)
                                                                                                THROUGH
                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                                         $        10.00
  Income from investment operations:
    Net investment income                                                                           0.02
    Net realized and unrealized gain on investments                                                 0.24
                                                                                          -----------------
    Total from investment operations                                                                0.26
                                                                                          -----------------
Unit value, end of period                                                                 $        10.26
                                                                                          -----------------
                                                                                          -----------------

TOTAL RETURN                                                                                        2.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                  $       11,012
Ratio of net investment income to average net assets                                                0.57%
Ratio of expenses to average net assets                                                             2.20%
Ratio of net investment income to average net assets before voluntary
  expense reimbursement                                                                             0.28%
Ratio of expenses to average net assets before voluntary expense reimbursement                      2.49%
Portfolio turnover rate                                                                             1.35%


PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                       Select Ten Plus Division - September

                             Schedule of Investments

                                December 31, 1998


                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------         -----
COMMON STOCKS (100%)

BASIC MATERIALS (8.6%)
Du Pont (E.I.) de Nemours and Company                 17,921      $    950,933

CAPITAL GOODS (18.6%)
Caterpillar, Inc.                                     22,733         1,045,718
Minnesota Mining & Manufacturing                      14,134         1,005,281
                                                                  ------------
                                                                     2,050,999

CONSUMER CYCLICAL (30.6%)
Eastman Kodak Company                                 13,561           976,392
General Motors Corporation                            18,902         1,352,674
The Goodyear Tire & Rubber Company                    20,599         1,038,962
                                                                  ------------
                                                                     3,368,028

CONSUMER STAPLE (11.2%)
Philip Morris Company, Inc.                           23,025         1,231,838

ENERGY (19.4%)
Chevron Corporation                                   12,421         1,030,167
Exxon Corporation                                     15,104         1,104,480
                                                                  ------------
                                                                     2,134,647

FINANCIAL (11.6%)
J.P. Morgan Company, Inc.                             12,162         1,277,770
                                                                  ------------
TOTAL COMMON STOCKS (Cost $10,746,149)                              11,014,215
                                                                  ------------
TOTAL INVESTMENTS (100.0%)                                        $ 11,014,215
                                                                  ------------
                                                                  ------------

OTHER INFORMATION:
Purchases and sales of securities, excluding short-term securities, for the period ended December 31, 1998 aggregated $10,891,121 and $147,592, respectively. At December 31, 1998, net unrealized appreciation for tax purposes aggregated $268,066 of which $659,286 related to appreciated investment securities and $391,220 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                         Select Ten Plus Division - December

                         Statement of Assets and Liabilities

                                                                                          DECEMBER 31, 1998
                                                                                          -----------------
ASSETS
  Investments in securities, at value (cost $14,784,736)--See accompanying schedule       $   14,519,611
  Cash                                                                                        14,786,409
                                                                                          -----------------
TOTAL ASSETS                                                                                  29,306,020

LIABILITIES
  Payable for investment securities purchased                                                 14,784,736
  Accrued expenses                                                                                   844
                                                                                          -----------------
TOTAL LIABILITIES                                                                             14,785,580
                                                                                          -----------------

NET ASSETS                                                                                $   14,520,440
                                                                                          -----------------
                                                                                          -----------------

UNIT VALUE, offering and redemption price per unit                                        $         9.82
                                                                                          -----------------
                                                                                          -----------------

Units outstanding                                                                              1,478,641
                                                                                          -----------------
                                                                                          -----------------

                             Statement of Operations

                                                                                           FOR THE ONE DAY
                                                                                             PERIOD ENDED
                                                                                          DECEMBER 31, 1998
                                                                                            (COMMENCEMENT
                                                                                            OF OPERATIONS)
                                                                                          -----------------
INVESTMENT INCOME - DIVIDENDS                                                             $            -

EXPENSES
  Mortality and expense risk and administrative charges                                              537
  Investment advisory and management fees                                                            199
  Custody and accounting fees                                                                         55
  Professional fees                                                                                   14
  Directors' fees and expenses                                                                        17
  Other expenses                                                                                      22
                                                                                          -----------------
    Net expenses                                                                                     844
                                                                                          -----------------
Net investment loss                                                                                 (844)

Unrealized Loss on Investments
  Unrealized depreciation on investment securities                                              (265,125)
                                                                                          -----------------
Net loss on investments                                                                         (265,125)
                                                                                          -----------------

Net decrease in net assets resulting from operations                                      $     (265,969)
                                                                                          -----------------
                                                                                          -----------------

SEE ACCOMPANYING NOTES.

                      Select Ten Plus Division - December

                       Statement of Changes in Net Assets

                                                                                           FOR THE ONE DAY
                                                                                            PERIOD ENDED
                                                                                          DECEMBER 31, 1998
                                                                                            (COMMENCEMENT
                                                                                            OF OPERATIONS)
                                                                                          -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment loss                                                                     $         (844)
  Change in net unrealized depreciation                                                         (265,125)
                                                                                          -----------------
    Net decrease in net assets resulting from operations                                        (265,969)

Contract related transactions:
  Contributions from contract holders (1,478,641 units)                                       14,786,409
                                                                                          -----------------

TOTAL INCREASE IN NET ASSETS                                                                  14,520,440

NET ASSETS
Beginning of period                                                                                    -
                                                                                          -----------------
End of period                                                                             $   14,520,440
                                                                                          -----------------
                                                                                          -----------------

SEE ACCOMPANYING NOTES.

                               Financial Highlights

                                                                                           FOR THE ONE DAY
                                                                                            PERIOD ENDED
                                                                                          DECEMBER 31, 1998
                                                                                            (COMMENCEMENT
                                                                                            OF OPERATIONS)
                                                                                          -----------------
SELECTED PER-UNIT DATA
Unit value, beginning of period                                                           $        10.00
Loss from investment operations:
  Net investment loss                                                                                  -*
  Net realized and unrealized loss on investments                                                  (0.18)
                                                                                          -----------------
  Total from investment operations                                                                 (0.18)
                                                                                          -----------------
Unit value, end of period                                                                 $         9.82
                                                                                          -----------------
                                                                                          -----------------

TOTAL RETURN                                                                                       (1.80%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                  $       14,520
Ratio of net investment loss to average net assets                                                 (2.12%)
Ratio of expenses to average net assets                                                             2.12%
Portfolio turnover rate                                                                                -

*   Less than $0.01

PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                         Select Ten Plus Division - December

                          Statement of Changes in Net Assets

                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------         -----
COMMON STOCKS (100%)

BASIC MATERIALS (19.9%)
Du Pont (E.I.) de Nemours and Company                 26,340      $  1,397,666
International Paper Company                           33,360         1,494,945
                                                                  ------------
                                                                     2,892,611

CAPITAL GOODS (19.7%)
Caterpillar, Inc.                                     31,425         1,445,550
Minnesota Mining & Manufacturing                      19,990         1,421,789
                                                                  ------------
                                                                     2,867,339

CONSUMER CYCLICAL (30.5%)
Eastman Kodak Company                                 20,570         1,481,040
General Motors Corporation                            20,520         1,468,463
The Goodyear Tire & Rubber Company                    29,230         1,474,288
                                                                  ------------
                                                                     4,423,791

CONSUMER STAPLE (10.0%)
Philip Morris Company, Inc.                           27,000         1,444,500

ENERGY (10.0%)
Chevron Corporation                                   17,520         1,453,065

FINANCIAL (9.9%)
J.P. Morgan Company, Inc.                             13,690         1,438,305
                                                                  ------------

TOTAL COMMON STOCKS (Cost $14,784,736)                              14,519,611
                                                                  ------------
TOTAL INVESTMENTS (100.0%)                                        $ 14,519,611
                                                                  ------------
                                                                  ------------

OTHER INFORMATION:
     Purchases of securities, excluding short-term securities, for the period ended December 31, 1998 aggregated $14,784,736. At December 31, 1998, net unrealized depreciation for tax purposes aggregated $265,125 of which $282,695 related to depreciated investment securities and $17,570 related to appreciated investment securities. The aggregate cost of securities is the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

               Separate Account Ten of Integrity Life Insurance Company

                            Notes to Financial Statements

                                  December 31, 1998


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was formed on February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September, and Select Ten Plus Division-December ("Division(s)"). Each Division is a non-diversified investment company which invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average ("DJIA") in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last business day of the month for which the Division is named. For example, the Select Ten Plus Division-June invests only on the last business day of June each year. As of December 31, 1998, the March Division was the only Division that did not have invested assets. The assets of the Separate Account are owned by Integrity.

ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Integrity Capital Advisors, Inc. ("Integrity Capital"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a sub-advisory agreement.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity, Integrity Capital and ARM Securities. ARM specializes in the growing asset accumulation business with particular emphasis on retirement savings and investment products. At December 31, 1998, ARM had approximately $9.9 billion of assets under management.

               Separate Account Ten of Integrity Life Insurance Company

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).


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               Separate Account Ten of Integrity Life Insurance Company

                       Notes to Financial Statement (continued)


3.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the Divisions, Integrity Capital receives a monthly fee based on an annual rate of .50% of each Division's average daily net assets. Integrity Capital, not the Separate Account, pays sub-advisory fees to National Asset for its services under a sub-advisory agreement at an annual rate of .10% of the Divisions' average daily net assets up to $100 million, and .05% of the Divisions' average daily net assets in excess of $100 million. Integrity Capital has guaranteed it will pay National Asset a minimum sub-advisory fee of $25,000 during the Separate Account's first year of operations. Integrity Capital has agreed to reimburse each Division for operating expenses (excluding management fees and mortality and expense charges) above an annual rate of .35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of ARM, ARM Securities, Integrity Capital, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.


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